UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22965

 NAME OF REGISTRANT:                     Value Line Funds Investment
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 7 Times Square
                                         21st Floor
                                         New York, NY 10036

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Value Line Funds Investment
                                         Trust
                                         7 Times Square
                                         21st Floor
                                         New York, NY 10036

 REGISTRANT'S TELEPHONE NUMBER:          212-907-1900

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


Value Line Defensive Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Worthington Value Line Dynamic Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK                                                                                   Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  09248D104
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BUI
            ISIN:  US09248D1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORE BOND TRUST                                                                   Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  09249E101
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BHK
            ISIN:  US09249E1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  934449403
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       CYNTHIA L. EGAN                                           Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       CATHERINE A. LYNCH                                        Mgmt          For                            For
       BARBARA G. NOVICK                                         Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CREDIT ALLOCATION INCOME TRUST                                                    Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  092508100
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BTZ
            ISIN:  US0925081004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK ENHANCED DIVID ACHIEVERS TR                                                       Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  09251A104
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BDJ
            ISIN:  US09251A1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FUNDS                                                                             Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  09257A108
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BCX
            ISIN:  US09257A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FUNDS                                                                             Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  09258G104
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BST
            ISIN:  US09258G1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL ENERGY & RESOURCES                                                         Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  09250U101
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BGR
            ISIN:  US09250U1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL FUND                                                                       Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  091941104
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BGT
            ISIN:  US0919411043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL OPPORTUNITIES EQUITY TR                                                    Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  092501105
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BOE
            ISIN:  US0925011050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK INTL GROWTH & INCOME                                                              Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  092524107
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BGY
            ISIN:  US0925241079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK LTD DURATION INCOME TR                                                            Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  09249W101
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BLW
            ISIN:  US09249W1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNI INTER DURATION FD INC                                                        Agenda Number:  934449427
--------------------------------------------------------------------------------------------------------------------------
        Security:  09253X102
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  MUI
            ISIN:  US09253X1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       CYNTHIA L. EGAN                                           Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       CATHERINE A. LYNCH                                        Mgmt          For                            For
       BARBARA G. NOVICK                                         Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HELIOS FUNDS                                                                                Agenda Number:  934461497
--------------------------------------------------------------------------------------------------------------------------
        Security:  11283U108
    Meeting Type:  Special
    Meeting Date:  16-Sep-2016
          Ticker:  HTR
            ISIN:  US11283U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO CONSIDER AND VOTE UPON THE PROPOSED                    Mgmt          Against                        Against
       REORGANIZATION OF THE FUND INTO BROOKFIELD
       REAL ASSETS INCOME FUND INC., A NEWLY
       ORGANIZED MARYLAND CORPORATION.

2.     TO CONSIDER AND VOTE UPON THE APPOINTMENT                 Mgmt          For                            For
       OF SCHRODER INVESTMENT MANAGEMENT NORTH
       AMERICA INC. AS SUB-ADVISER.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934464506
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2016
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       ELI JONES                                                 Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934464506
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132R104
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2016
          Ticker:  VTA
            ISIN:  US46132R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       ELI JONES                                                 Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934439440
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Special
    Meeting Date:  12-Aug-2016
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE STOCKHOLDERS OF THE FUND ARE BEING                    Mgmt          For                            For
       ASKED TO APPROVE THE MERGER OF WESTERN
       ASSET MANAGED HIGH INCOME FUND INC. WITH
       AND INTO THE FUND IN ACCORDANCE WITH THE
       MARYLAND GENERAL CORPORATION LAW.

2B.    THE STOCKHOLDERS OF THE FUND ARE BEING                    Mgmt          For                            For
       ASKED TO APPROVE A FUNDAMENTAL INVESTMENT
       POLICY REGARDING SENIOR SECURITIES.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY ALL-STAR EQUITY FUND                                                                Agenda Number:  934458440
--------------------------------------------------------------------------------------------------------------------------
        Security:  530158104
    Meeting Type:  Annual
    Meeting Date:  25-Aug-2016
          Ticker:  USA
            ISIN:  US5301581048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JOHN J. NEUHAUSER                                         Mgmt          For                            For
       RICHARD C. RANTZOW                                        Mgmt          For                            For

3.     TO APPROVE A NEW PORTFOLIO MANAGEMENT                     Mgmt          For                            For
       AGREEMENT AMONG THE EQUITY FUND, ALPS
       ADVISORS, INC. AND SUSTAINABLE GROWTH
       ADVISERS, LP.




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY FUND                                                                         Agenda Number:  934464506
--------------------------------------------------------------------------------------------------------------------------
        Security:  46133G107
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2016
          Ticker:  IQI
            ISIN:  US46133G1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       ELI JONES                                                 Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FD 3                                                    Agenda Number:  934457018
--------------------------------------------------------------------------------------------------------------------------
        Security:  67070X101
    Meeting Type:  Annual
    Meeting Date:  03-Aug-2016
          Ticker:  NZF
            ISIN:  US67070X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INVESTMENT QUALITY MUNI FD INC                                                       Agenda Number:  934419133
--------------------------------------------------------------------------------------------------------------------------
        Security:  67062E103
    Meeting Type:  Annual
    Meeting Date:  19-Aug-2016
          Ticker:  NQM
            ISIN:  US67062E1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       JACK B. EVANS                                             Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For

2.     TO APPROVE AN AGREEMENT AND PLAN OF                       Mgmt          For                            For
       REORGANIZATION PURSUANT TO WHICH NUVEEN
       INVESTMENT QUALITY MUNICIPAL FUND, INC.
       (THE "TARGET FUND") WOULD (I) TRANSFER
       SUBSTANTIALLY ALL OF ITS ASSETS TO NUVEEN
       DIVIDEND ADVANTAGE MUNICIPAL FUND (THE
       "ACQUIRING FUND") IN EXCHANGE SOLELY FOR
       NEWLY ISSUED COMMON ...(DUE TO SPACE
       LIMITS, SEE PROXY STATEMENT FOR FULL
       PROPOSAL.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREMIER MUNI INCOME FD, INC.                                                         Agenda Number:  934419157
--------------------------------------------------------------------------------------------------------------------------
        Security:  670988104
    Meeting Type:  Annual
    Meeting Date:  19-Aug-2016
          Ticker:  NPF
            ISIN:  US6709881048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       JACK B. EVANS                                             Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For

2.     TO APPROVE AN AGREEMENT AND PLAN OF                       Mgmt          For                            For
       REORGANIZATION PURSUANT TO WHICH NUVEEN
       PREMIER MUNICIPAL INCOME FUND, INC. (THE
       "TARGET FUND") WOULD (I) TRANSFER
       SUBSTANTIALLY ALL OF ITS ASSETS TO NUVEEN
       DIVIDEND ADVANTAGE MUNICIPAL FUND (THE
       "ACQUIRING FUND") IN EXCHANGE SOLELY FOR
       NEWLY ISSUED COMMON SHARES AND ...(DUE TO
       SPACE LIMITS, SEE PROXY STATEMENT FOR FULL
       PROPOSAL).




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREMIUM INCOME MUNI FD 2 INC                                                         Agenda Number:  934417595
--------------------------------------------------------------------------------------------------------------------------
        Security:  67063W102
    Meeting Type:  Annual
    Meeting Date:  19-Aug-2016
          Ticker:  NPM
            ISIN:  US67063W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       JACK B. EVANS                                             Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For

2.     TO APPROVE AN AGREEMENT AND PLAN OF                       Mgmt          For                            For
       REORGANIZATION PURSUANT TO WHICH NUVEEN
       PREMIUM INCOME MUNICIPAL FUND 2, INC. (THE
       "TARGET FUND") WOULD (I) TRANSFER
       SUBSTANTIALLY ALL OF ITS ASSETS TO NUVEEN
       AMT-FREE MUNICIPAL INCOME FUND (THE
       "ACQUIRING FUND") IN EXCHANGE SOLELY FOR
       NEWLY ISSUED COMMON ...(DUE TO SPACE
       LIMITS, SEE PROXY STATEMENT FOR FULL
       PROPOSAL).




--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  934466649
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Annual
    Meeting Date:  20-Sep-2016
          Ticker:  PHD
            ISIN:  US72369J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DAVID R. BOCK                                             Mgmt          For                            *
       LISA M. JONES                                             Mgmt          For                            *
       LORRAINE H. MONCHAK                                       Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 VOYA GLOBAL EQUITY DIV & PREM OPPORT FD                                                     Agenda Number:  934425605
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912T100
    Meeting Type:  Annual
    Meeting Date:  07-Jul-2016
          Ticker:  IGD
            ISIN:  US92912T1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JOHN V. BOYER                                             Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For
       CHRISTOPHER P. SULLIVAN                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE FUNDS                                                                 Agenda Number:  934458793
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987B105
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2016
          Ticker:  EAD
            ISIN:  US94987B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PETER G. GORDON                                           Mgmt          For                            For
       TIMOTHY J. PENNY                                          Mgmt          For                            For
       MICHAEL S. SCOFIELD                                       Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Value Line Funds Investment Trust
By (Signature)       /s/ Mitchell E. Appel
Name                 Mitchell E. Appel
Title                President
Date                 08/29/2017